Expense Example {- Fidelity® MSCI Consumer Discretionary Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Consumer Discretionary Index ETF - Fidelity MSCI Consumer Discretionary Index ETF-Default
Dec. 01, 2020 USD ($)
Expense Example:
1 year	$ 9
3 years	27
5 years	47
10 years	$ 108